Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Equity investments accounted for using the equity method	$8,873	$1,900

Schedule of Movement of Equity Method Investment

Movement of equity method investment

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$1,900	$1,913	$2,040
Addition	6,860	-	-
Share of income in equity method investees	(41)	15	19
Dividend received	-	-	(114)
Foreign currency translation adjustment	154	(28)	(32)
Ending balance	$8,873	$1,900	$1,913